Statement of cash flows - Summary of changes in assets and liabilities arising from financing activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in assets and liabilities arising from financing activities [Line Items]
Beginning balance	₩ 127,770,558	₩ 123,847,711
Changes from cash flows	12,046,146	3,751,006
Amortization of discount on borrowings and debentures	(9,411)	(35,117)
Changes in foreign currency	284,510	372,305
Other	(401,963)	(166,449)
Business combination		1,102
Ending balance	139,689,840	127,770,558
Financial liabilities designated at FVTPL
Changes in assets and liabilities arising from financing activities [Line Items]
Beginning balance	47,327	0
Changes from cash flows	209,969	49,993
Amortization of discount on borrowings and debentures	0	0
Changes in foreign currency	32	0
Other	(2,496)	(2,666)
Business combination		0
Ending balance	254,832	47,327
Derivatives
Changes in assets and liabilities arising from financing activities [Line Items]
Beginning balance	531,934	(81,407)
Changes from cash flows	79,563	71,629
Amortization of discount on borrowings and debentures	0	0
Changes in foreign currency	0	0
Other	(253,480)	541,712
Business combination		0
Ending balance	358,017	531,934
Borrowings
Changes in assets and liabilities arising from financing activities [Line Items]
Beginning balance	49,279,175	43,167,065
Changes from cash flows	8,153,087	6,145,271
Amortization of discount on borrowings and debentures	(61,561)	(94,209)
Changes in foreign currency	90,914	294,867
Other	(560,263)	(233,819)
Business combination		0
Ending balance	56,901,352	49,279,175
Debentures
Changes in assets and liabilities arising from financing activities [Line Items]
Beginning balance	77,288,783	80,149,363
Changes from cash flows	3,865,582	(2,255,974)
Amortization of discount on borrowings and debentures	33,295	45,713
Changes in foreign currency	197,895	58,406
Other	176,170	(708,725)
Business combination		0
Ending balance	81,561,725	77,288,783
Lease liabilities
Changes in assets and liabilities arising from financing activities [Line Items]
Beginning balance	623,339	612,690
Changes from cash flows	(262,055)	(259,913)
Amortization of discount on borrowings and debentures	18,855	13,379
Changes in foreign currency	(4,331)	19,032
Other	238,106	237,049
Business combination		1,102
Ending balance	₩ 613,914	₩ 623,339